UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22715

Guggenheim Credit Allocation Fund
(Exact name of registrant as specified in charter) 227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code) Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: May 31
Date of reporting period: December 1, 2017 – February 28, 2018

Item 1.    Schedule of Investments.
Attached hereto.

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Shares	Value
COMMON STOCKS† - 0.9%
Energy - 0.6%
SandRidge Energy, Inc.*	58,927	$828,513
Approach Resources, Inc.*	48,823	142,075
Titan Energy LLC*	27,133	20,350
Total Energy		990,938
Technology - 0.2%
Aspect Software Parent, Inc.*,†††,1,2	57,610	282,864
Qlik Technologies, Inc. - Class A*,†††,1	56	63,588
Qlik Technologies, Inc. - Class B*,†††,1	13,812	5,811
Qlik Technologies, Inc.*,†††	3,600	─
Total Technology		352,263
Consumer, Non-cyclical - 0.1%
Targus Group International Equity, Inc*,†††,1,2	32,060	77,400
Industrial - 0.0%
Ursa Insulation B.V.*,†††,1	135,131,158	1,648
Financials - 0.0%
Project Silverback Holdings B Escrow*,†††,1	1,922	1,442
Total Common Stocks
(Cost $5,192,257)		1,423,691
PREFERRED STOCKS† - 2.1%
Financial - 1.5%
Bank of America Corp., Series X 6.24%*,3,4	1,150,000	1,236,480
Citigroup, Inc., Series M 6.30%*,3,4,5	1,100,000	1,157,970
Total Financial		2,394,450
Industrial - 0.6%
Seaspan Corp. 6.38%[3]	39,620	1,007,537
Total Preferred Stocks
(Cost $3,222,926)		3,401,987
EXCHANGE-TRADED FUNDS† - 3.1%
SPDR Bloomberg Barclays High Yield Bond ETF	84,000	3,041,640
iShares iBoxx $ High Yield Corporate Bond ETF	22,750	1,960,595
Total Exchange-Traded Funds
(Cost $5,048,918)		5,002,235
MONEY MARKET FUND† - 0.8%
Dreyfus Treasury Securities Cash Management Institutional Shares 1.31%[6]	1,294,958	1,294,958
Total Money Market Fund
(Cost $1,294,958)		1,294,958

	Face Amount~	Value
CORPORATE BONDS†† - 88.9%
Communications - 21.3%
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.87% due 05/15/24[5,7]	4,465,000	$4,319,888
SFR Group S.A.
7.37% due 05/01/26[5,7]	3,250,000	3,137,225
6.00% due 05/15/22[7]	1,000,000	971,250
MDC Partners, Inc.
6.50% due 05/01/24[5,7]	4,085,000	4,074,787
EIG Investors Corp.
10.87% due 02/01/24[5]	3,300,000	3,613,500
Cengage Learning, Inc.
9.50% due 06/15/24[5,7]	3,850,000	3,272,500
DISH DBS Corp.
5.87% due 11/15/24[5]	2,300,000	2,156,250
7.75% due 07/01/26[5]	650,000	640,250
Sprint Communications, Inc.
9.00% due 11/15/18[5,7]	2,200,000	2,282,500
Telenet Finance Lux Note
3.50% due 03/01/28	EUR 900,000	1,076,552
5.50% due 03/01/28	1,000,000	970,000
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00% due 02/01/28[5,7]	1,850,000	1,746,492
CSC Holdings LLC
5.25% due 06/01/24[5]	1,350,000	1,299,375
6.75% due 11/15/21[5]	400,000	420,750
Virgin Media Secured Finance plc
5.00% due 04/15/27	GBP 1,000,000	1,378,484
T-Mobile USA, Inc.
4.75% due 02/01/28	1,300,000	1,267,994
UPCB Finance VII Ltd.
3.62% due 06/15/29	EUR 1,000,000	1,190,924
Charter Communications Operating LLC
4.20% due 03/15/28	450,000	431,897
AMC Networks, Inc.
4.75% due 08/01/25	250,000	242,187
Total Communications		34,492,805
Consumer, Non-cyclical - 18.5%
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22[5]	3,450,000	3,588,000
Valeant Pharmaceuticals International, Inc.
7.00% due 03/15/24[5,7]	2,175,000	2,289,188
6.50% due 03/15/22[5,7]	650,000	676,000
5.50% due 11/01/25[7]	425,000	420,484
Beverages & More, Inc.
11.50% due 06/15/22[7]	3,550,000	3,310,375
Vector Group Ltd.
6.12% due 02/01/25[5,7]	2,850,000	2,910,562
Midas Intermediate Holdco II LLC
7.87% due 10/01/22[7]	2,851,000	2,883,074
Albertsons Companies LLC / Safeway Incorporated
6.62% due 06/15/24[5]	2,600,000	2,395,250
5.75% due 03/15/25	550,000	481,250

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 88.9% (continued)
Consumer, Non-cyclical - 18.5% (continued)
FAGE International S.A./ FAGE USA Dairy Industry, Inc.
5.62% due 08/15/26[5,7]	2,900,000	$2,724,187
Post Holdings, Inc.
5.62% due 01/15/28[5,7]	1,250,000	1,217,188
5.75% due 03/01/27[7]	900,000	888,750
Flexi-Van Leasing, Inc.
10.00% due 02/15/23[7]	1,300,000	1,293,500
KeHE Distributors LLC / KeHE Finance Corp.
7.62% due 08/15/21[7]	1,075,000	1,058,875
Halyard Health, Inc.
6.25% due 10/15/22[5]	925,000	951,594
Mattel, Inc.
6.75% due 12/31/25[7]	650,000	661,375
Nielsen Company Luxembourg SARL
5.00% due 02/01/25[7]	575,000	574,103
HCA, Inc.
5.50% due 06/15/47[5]	550,000	543,125
Avantor, Inc.
6.00% due 10/01/24[5,7]	500,000	500,000
Endo Finance LLC / Endo Finco, Inc.
7.25% due 01/15/22[7]	300,000	250,500
5.37% due 01/15/23[7]	200,000	149,500
Central Garden & Pet Co.
5.12% due 02/01/28	325,000	316,062
Total Consumer, Non-cyclical		30,082,942
Financial - 13.0%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.37% due 04/01/20[5,7]	1,700,000	1,720,417
7.50% due 04/15/21[5,7]	1,500,000	1,541,250
7.25% due 08/15/24[5,7]	875,000	883,750
6.87% due 04/15/22[5,7]	650,000	650,000
FBM Finance, Inc.
8.25% due 08/15/21[5,7]	2,650,000	2,795,750
Lincoln Finance Ltd.
6.87% due 04/15/21	EUR 1,750,000	2,218,659
7.37% due 04/15/21[7]	450,000	468,000
Majid AL Futtaim Holding
7.12%[3]	1,500,000	1,522,380
Quicken Loans, Inc.
5.25% due 01/15/28[5,7]	1,375,000	1,326,875
Jefferies LoanCore LLC / JLC Finance Corp.
6.87% due 06/01/20[7]	1,205,000	1,233,619
GEO Group, Inc.
6.00% due 04/15/26	775,000	772,326
5.87% due 10/15/24	350,000	353,500
CyrusOne Limited Partnership / CyrusOne Finance Corp.
5.00% due 03/15/24[5]	1,104,000	1,112,280
Greystar Real Estate Partners LLC
5.75% due 12/01/25[7]	1,000,000	1,012,500

	Face Amount~	Value
CORPORATE BONDS†† - 88.9% (continued)
Financial - 13.0% (continued)
American Equity Investment Life Holding Co.
5.00% due 06/15/27[5]	750,000	$763,002
CoreCivic, Inc.
4.75% due 10/15/27	750,000	716,250
Prosight Global Inc.
7.50% due 11/26/20†††	650,000	678,723
NFP Corp.
6.87% due 07/15/25[7]	525,000	526,312
USIS Merger Sub, Inc.
6.87% due 05/01/25[7]	400,000	405,000
iStar, Inc.
5.25% due 09/15/22	215,000	211,238
Fidelity & Guaranty Life Holdings, Inc.
6.37% due 04/01/21[7]	200,000	202,750
Total Financial		21,114,581
Energy - 12.1%
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
8.50% due 12/15/21[5,7]	3,565,000	3,618,475
CNX Resources Corp.
8.00% due 04/01/23[5]	2,500,000	2,646,875
Unit Corp.
6.62% due 05/15/21[5]	2,500,000	2,481,250
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.12% due 05/01/25[5,7]	1,500,000	1,612,500
Moss Creek Resources Holdings, Inc.
7.50% due 01/15/26[5,7]	1,450,000	1,477,187
Covey Park Energy LLC / Covey Park Finance Corp.
7.50% due 05/15/25[5,7]	1,320,000	1,339,800
Comstock Resources, Inc.
10.00% due 03/15/20	1,075,000	1,112,625
Gibson Energy, Inc.
5.25% due 07/15/24[7]	CAD 1,200,000	942,198
Alta Mesa Holdings Limited Partnership / Alta Mesa Finance Services Corp.
7.87% due 12/15/24	750,000	798,750
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.87% due 03/01/27[5]	650,000	625,625
Whiting Petroleum Corp.
5.75% due 03/15/21[5]	550,000	562,375
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.62% due 12/01/21	750,000	548,437

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 88.9% (continued)
Energy - 12.1% (continued)
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.75% due 04/01/25[5]	400,000	$405,000
6.25% due 04/01/23	50,000	51,500
SRC Energy, Inc.
6.25% due 12/01/25[7]	350,000	353,500
TerraForm Power Operating LLC
6.62% due 06/15/25[7,13]	250,000	270,625
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00% due 02/15/25[7]	330,000	226,875
9.37% due 05/01/24[7]	46,000	33,925
Murphy Oil Corp.
5.75% due 08/15/25	225,000	224,213
Trinidad Drilling Ltd.
6.62% due 02/15/25[7]	200,000	193,250
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[8,9]	825,233	107,693
Breitburn Energy Partners Limited Partnership / Breitburn Finance Corp.
7.87% due 04/15/22[8]	2,200,000	66,000
Total Energy		19,698,678
Consumer, Cyclical - 10.2%
Nathan's Famous, Inc.
6.62% due 11/01/25[7]	3,500,000	3,570,000
WMG Acquisition Corp.
6.75% due 04/15/22[5,7]	1,550,000	1,608,125
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	950,000	897,750
6.75% due 06/15/23[5]	750,000	682,500
PetSmart, Inc.
5.87% due 06/01/25[7]	1,575,000	1,228,500
Delphi Technologies plc
5.00% due 10/01/25[5,7]	1,050,000	1,041,127
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75% due 01/15/22[5]	990,000	925,650
VOC Escrow Ltd.
5.00% due 02/15/28[7]	875,000	850,938
L Brands, Inc.
6.75% due 07/01/36	500,000	490,000
7.60% due 07/15/37	250,000	253,750
AMC Entertainment Holdings, Inc.
6.12% due 05/15/27[5]	750,000	729,375
Tesla, Inc.
5.30% due 08/15/25[5,7]	725,000	688,061
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	600,000	627,000
Titan International, Inc.
6.50% due 11/30/23[7]	600,000	612,000
TVL Finance PLC
8.50% due 05/15/23	GBP 400,000	590,508
Pinnacle Bidco plc
6.37% due 02/15/25	GBP 400,000	556,175

	Face Amount~	Value
CORPORATE BONDS†† - 88.9% (continued)
Consumer, Cyclical - 10.2% (continued)
Williams Scotsman International, Inc.
7.87% due 12/15/22[7]	525,000	$549,938
Beacon Escrow Corp.
4.87% due 11/01/25[7]	310,000	302,343
Service Corporation Intl.
4.62% due 12/15/27	300,000	293,250
Total Consumer, Cyclical		16,496,990
Industrial - 6.1%
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.37% due 12/15/23[5,7]	1,600,000	1,692,000
Standard Industries, Inc.
4.75% due 01/15/28[5,7]	1,600,000	1,536,000
Hunt Companies, Inc.
6.25% due 02/15/26[5,7]	1,350,000	1,321,312
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/22	1,000,000	1,092,965
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[7]	850,000	922,250
Ardagh Packaging Finance PLC
6.75% due 05/15/24	EUR 600,000	798,768
Jeld-Wen, Inc.
4.87% due 12/15/27[7]	550,000	533,500
Kratos Defense & Security Solutions, Inc.
6.50% due 11/30/25[7]	450,000	469,125
Cleaver-Brooks, Inc.
7.87% due 03/01/23[7]	375,000	395,625
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27†††,9	376,263	355,569
Tutor Perini Corp.
6.87% due 05/01/25[7]	250,000	262,500
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[7]	225,000	241,031
Wrangler Buyer Corp.
6.00% due 10/01/25[7]	200,000	202,500
Total Industrial		9,823,145
Basic Materials - 3.5%
Eldorado Gold Corp.
6.12% due 12/15/20[5,7]	1,900,000	1,847,750
GCP Applied Technologies, Inc.
9.50% due 02/01/23[7]	1,628,000	1,784,695
Alcoa Nederland Holding B.V.
7.00% due 09/30/26[5,7]	1,000,000	1,080,000
Big River Steel LLC / BRS Finance Corp.
7.25% due 09/01/25[5,7]	700,000	740,250
Mirabela Nickel Ltd.
9.50% due 06/24/19[8]	1,279,819	268,762

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 88.9% (continued)
Basic Materials - 3.5% (continued)
New Day Aluminum
10.00% due 10/28/20†††,1,10	5,652	$5,652
Total Basic Materials		5,727,109
Utilities - 2.8%
LBC Tank Terminals Holding Netherlands BV
6.87% due 05/15/23[5,7]	2,000,000	2,062,500
Terraform Global Operating LLC
6.12% due 03/01/26[7]	975,000	982,313
Indigo Natural Resources LLC
6.87% due 02/15/26[7]	850,000	831,062
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.75% due 05/20/27[5]	750,000	742,500
Total Utilities		4,618,375
Technology - 1.4%
Infor US, Inc.
6.50% due 05/15/22[5]	1,700,000	1,738,250
Ascend Learning LLC
6.87% due 08/01/25[7]	250,000	257,500
Entegris, Inc.
4.62% due 02/10/26[7]	200,000	196,500
Total Technology		2,192,250
Total Corporate Bonds
(Cost $146,274,231)		144,246,875
SENIOR FLOATING RATE INTERESTS††,11 - 41.9%
Technology - 10.6%
Advanced Computer Software
11.37% (3 Month USD LIBOR + 9.50%) due 01/31/23	2,250,000	2,216,250
7.37% (3 Month USD LIBOR + 5.50%) due 03/18/22	870,219	870,219
Lytx, Inc.
8.44% (1 Month USD LIBOR + 6.75%) due 08/31/23†††,1	2,835,000	2,770,703
TIBCO Software, Inc.
5.15% (1 Month USD LIBOR + 3.50%) due 12/04/20	2,619,472	2,624,921
Planview, Inc.
11.40% (1 Month USD LIBOR + 9.75%) due 07/27/23†††,1	2,000,000	1,975,116
Aspect Software Parent, Inc.
12.15% (1 Month USD LIBOR + 10.50%) due 05/25/20[2]	1,263,345	1,260,186
12.10% (1 Month USD LIBOR + 10.50%) due 05/25/18†††,1,2	536,250	536,250
Bullhorn, Inc.
8.64% (3 Month USD LIBOR + 6.75%) due 11/21/22†††,1	1,798,764	1,787,222
Camelia Bidco Banc Civica
5.31% (3 Month USD LIBOR + 4.75%) due 10/14/24	GBP 1,000,000	1,381,369
Cologix Holdings, Inc.
8.65% (1 Month USD LIBOR + 7.00%) due 03/20/25	750,000	763,125

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,11 - 41.9% (continued)
Technology - 10.6% (continued)
SS&C Technologies Holdings, Inc.
2.50% (3 Month USD LIBOR + 2.50%) due 02/27/25	600,000	$598,500
Project Alpha Qlik
5.04% (6 Month USD LIBOR + 3.50%) due 04/26/24	500,301	493,266
Total Technology		17,277,127
Consumer, Cyclical - 7.0%
Accuride Corp.
6.94% (3 Month USD LIBOR + 5.25%) due 11/17/23	3,435,338	3,495,457
ABRA Auto Body
9.14% (3 Month USD LIBOR + 7.25%) due 09/19/22	2,350,000	2,353,924
BC Equity Ventures LLC
8.49% (1 Month USD LIBOR + 6.50%) and (3 Month USD LIBOR + 6.50%) due 08/31/22	1,924,616	1,943,862
Acosta, Inc.
5.06% (1 Month USD LIBOR + 3.25%) and (Commercial Prime Lending Rate + 2.25%) due 09/26/19	755,556	664,889
4.94% (3 Month LIBOR + 3.25%) due 09/26/19	222,222	195,555
Sears Roebuck Acceptance Corp.
6.08% (1 Month USD LIBOR + 4.50%) due 01/20/19	807,523	803,146
Crown Finance US, Inc.
2.50% (3 Month USD LIBOR + 2.50%) due 02/05/25	550,000	549,175
Blue Nile, Inc.
8.19% (3 Month USD LIBOR + 6.50%) due 02/17/23	463,125	465,441
SMG US Midco 2, Inc.
8.64% (3 Month USD LIBOR + 7.00%) due 01/23/26	300,000	306,000
BBB Industries, LLC
7.50% (3 Month USD LIBOR + 4.00%) due 11/04/19	314,286	299,547
CH Holding Corp.
8.90% (1 Month USD LIBOR + 7.25%) due 02/03/25	200,000	202,500
Total Consumer, Cyclical		11,279,496
Industrial - 6.1%
Hayward Industries, Inc.
9.90% (1 Month USD LIBOR + 8.25%) due 08/04/25	2,325,000	2,301,750
Diversitech Holdings, Inc.
9.20% (3 Month USD LIBOR + 7.50%) due 06/02/25	1,000,000	1,008,750
Bioplan USA, Inc.
6.40% (1 Month USD LIBOR + 4.75%) due 09/23/21	888,054	849,202

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,11 - 41.9% (continued)
Industrial - 6.1% (continued)
Resource Label Group LLC
10.19% (3 Month USD LIBOR + 8.50%) due 11/26/23	850,000	$841,500
SRS Distribution, Inc.
10.40% (1 Month USD LIBOR + 8.75%) due 02/24/23	810,000	831,263
HBC Hardware Holdings
8.19% (3 Month USD LIBOR + 6.50%) due 03/30/20	817,500	792,975
Advanced Integration Technology LP
6.72% (1 Month USD LIBOR + 4.75%) and (3 Month USD LIBOR + 4.75%) due 04/03/23	784,856	788,781
National Technical
7.82% (1 Month USD LIBOR + 6.25%) due 06/12/21†††,1	732,407	714,097
Ranpak
8.84% (1 Month USD LIBOR + 7.25%) due 10/03/22	550,000	552,750
Hillman Group, Inc.
6.46% (3 Month USD LIBOR + 3.25%) and (Commercial Prime Lending Rate + 2.25%) due 06/28/19†††,1	360,000	349,470
Ceva Group Plc (United Kingdom)
5.32% (3 Month USD EURIBOR + 4.75%) due 03/19/19	EUR 290,000	318,358
ProAmpac PG Borrower LLC
10.09% (1 Month USD LIBOR + 8.50%) due 11/18/24	250,000	254,533
Wencor Group
5.15% (1 Month LIBOR + 3.50%) due 06/19/19†††,1	223,077	216,266
NaNa Development Corp.
8.37% (3 Month USD LIBOR + 6.75%) due 03/15/18†††,1	34,991	34,642
Ursa Insulation B.V.
due 04/26/21†††,1,14	EUR 1,294,606	–
Total Industrial		9,854,337
Consumer, Non-cyclical - 5.9%
Reddy Ice Holdings, Inc.
11.20% (3 Month USD LIBOR + 9.50%) due 11/01/19	4,000,000	3,760,000
7.26% (Commercial Prime Lending Rate + 4.50%) and (3 Month USD LIBOR + 5.50%) due 05/01/19	296,114	296,114
CTI Foods Holding Co. LLC
8.90% (1 Month USD LIBOR + 7.25%) due 06/28/21	3,430,000	2,538,200
5.15% (1 Month USD LIBOR + 3.50%) due 06/29/20	350,000	315,438

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,11 - 41.9% (continued)
Consumer, Non-cyclical - 5.9% (continued)
Immucor, Inc.
6.65% (2 Month USD LIBOR + 5.00%) due 06/15/21	1,194,000	$1,214,895
IHC Holding Corp.
8.44% (3 Month USD LIBOR + 6.75%) due 04/30/21†††,1	1,186,429	1,177,032
Avantor, Inc.
5.65% (1 Month USD LIBOR + 4.00%) due 11/21/24	350,000	353,353
Targus Group International, Inc.
15.00% (Prime Rate + 10.50%) due 05/24/16†††,1,2,8	383,723	–
Total Consumer, Non-cyclical		9,655,032
Utilities - 5.7%
BHI Investments LLC
10.59% (3 Month USD LIBOR + 8.75%) due 02/28/25	3,000,000	2,970,000
Panda Temple II Power
7.69% (3 Month USD LIBOR + 6.00%) due 04/03/19	2,492,284	2,288,740
Invenergy Thermal
7.19% (3 Month USD LIBOR + 5.50%) due 10/19/22	2,288,429	2,168,287
MRP Generation Holding
8.69% (3 Month USD LIBOR + 7.00%) due 10/18/22	740,625	714,703
Exgen Texas Power LLC
due 09/18/21[8]	1,039,290	632,231
Stonewall
7.19% (3 Month USD LIBOR + 5.50%) due 11/13/21	328,875	325,586
Viva Alamo LLC
6.01% (3 Month USD LIBOR + 4.25%) due 02/22/21	123,662	122,309
Total Utilities		9,221,856
Communications - 4.9%
Anaren, Inc.
9.94% (3 Month USD LIBOR + 8.25%) due 08/18/21	2,200,000	2,197,250
Cengage Learning Acquisitions, Inc.
5.84% (1 Month USD LIBOR + 4.25%) due 06/07/23	2,250,609	2,065,564
Comet Bidco Ltd.
6.00% (3 Month USD LIBOR + 5.00%) due 10/31/24	2,050,000	2,016,687
CSC Holdings, LLC
3.84% (1 Month USD LIBOR + 2.25%) due 07/17/25	1,339,875	1,335,855
Proquest LLC
10.65% (1 Month USD LIBOR + 9.00%) due 12/15/22	282,200	285,022
Total Communications		7,900,378
Energy - 1.2%
Gavilan Resources LLC
7.59% (1 Month USD LIBOR + 6.00%) due 03/01/24	1,500,000	1,504,995

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,11 - 41.9% (continued)
Energy - 1.2% (continued)
Summit Midstream Partners, LP
7.65% (1 Month USD LIBOR + 6.00%) due 05/13/22	460,000	$467,190
Total Energy		1,972,185
Financial - 0.3%
PT Intermediate Holdings III LLC
9.65% (2 Month USD LIBOR + 8.00%) due 12/08/25	450,000	452,250
Basic Materials - 0.2%
Big River Steel LLC
6.69% (3 Month USD LIBOR + 5.00%) due 08/23/23	349,125	354,362
Total Senior Floating Rate Interests
(Cost $69,409,160)		67,967,023
ASSET-BACKED SECURITIES†† - 6.8%
Collateralized Loan Obligations - 3.9%
Monroe Capital CLO 2014-1 Ltd.
2017-1A, 5.34% (3 Month USD LIBOR + 3.60%) due 10/22/26[7,11]	1,000,000	999,524
Eaton Vance CLO Ltd.
2014-1A, 6.75% (3 Month USD LIBOR + 5.03%) due 07/15/26[7,11]	1,000,000	983,545
Saranac CLO III Ltd.
2014-3A, 6.80% (3 Month USD LIBOR + 5.15%) due 06/22/25[7,11]	750,000	727,817
NewStar Arlington Senior Loan Program LLC
2014-1A, 5.99% (3 Month USD LIBOR + 4.25%) due 07/25/25[7,11]	750,000	723,230
FDF I Ltd.
2015-1A, 6.87% due 11/12/30[7]	500,000	505,065
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 6.25% (3 Month USD LIBOR + 4.55%) due 10/15/26[7,11]	500,000	502,568
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 6.53% (3 Month USD LIBOR + 5.00%) due 10/10/26[7,11]	500,000	494,611
KVK CLO Ltd.
2014-2A, 6.47% (3 Month USD LIBOR + 4.75%) due 07/15/26[7,11]	500,000	477,879
Dryden 41 Senior Loan Fund
2015-41A, due 01/15/28[7,12]	600,000	456,728
Treman Park CLO Ltd.
2015-1A, due 04/20/27[7,12]	500,000	418,523

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 6.8% (continued)
Collateralized Loan Obligations - 3.9% (continued)
Babson CLO Ltd.
2012-2A, due 05/15/23[7,12]	1,000,000	$13,615
Total Collateralized Loan Obligations		6,303,105
Transport-Aircraft - 1.4%
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/38[7]	1,025,776	1,024,372
Apollo Aviation Securitization Equity Trust
2016-2, 7.86% due 11/15/41	382,150	383,414
2016-1A, 9.19% due 03/17/36[7]	262,064	265,995
Rise Ltd.,
6.50% due 02/12/39	296,478	297,539
Turbine Engines Securitization Ltd.
2013-1A, 6.37% due 12/15/48[9]	286,776	272,007
Total Transport-Aircraft		2,243,327
Collateralized Debt Obligations - 0.6%
Anchorage Credit Funding 1 Ltd.
2015-1A, 6.30% due 07/28/30[7]	1,000,000	1,035,009
Whole Business - 0.6%
TSGE
2017-1, 6.25% due 09/25/31†††,1	1,000,000	977,619
Financial - 0.3%
NCBJ
2015-1A, 5.87% due 07/08/22†††,1	456,302	455,072
Total Asset-Backed Securities
(Cost $10,546,227)		11,014,132
SENIOR FIXED RATE INTERESTS†† - 0.6%
Consumer, Non-cyclical - 0.6%
Hanger, Inc.
11.50% due 08/01/19	925,000	934,250
Total Senior Fixed Rate Interests
(Cost $916,007)		934,250
Total Investments - 145.1%
(Cost $241,904,684)		$235,285,151
Other Assets & Liabilities, net - (45.1)%		(73,100,838)
Total Net Assets - 100.0%		$162,184,313

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at February 28, 2018	Net Unrealized Appreciation
Goldman Sachs	2,900,000	GBP	03/12/18	$4,047,360	$3,994,781	$52,579
Bank of America	4,550,000	EUR	03/12/18	5,588,474	5,555,909	32,565
Bank of America	1,215,000	CAD	03/12/18	966,683	947,181	19,502
Goldman Sachs	80,000	EUR	03/12/18	98,269	97,686	583
						$105,229

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Security was fair valued by the Valuation Committee at February 28, 2018. The total market value of fair valued securities amounts to $11,431,894, (cost $13,230,526) or 7.0% of total net assets.
2	Affiliated issuer.
3	Perpetual maturity.
4	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
5
All or a portion of these securities have been physically segregated in connection with borrowings, reverse repurchase agreements and unfunded loan commitments. As of February 28, 2018, the total value of securities segregated was $99,435,053.

6	Rate indicated is the 7 day yield as of February 28, 2018.
7
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $100,884,787 (cost $100,276,985), or 62.2% of total net assets.

8	Security is in default of interest and/or principal obligations.
9
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $735,269 (cost $1,438,269), or 0.5% of total net assets — See Note 6.

10	Payment-in-kind security.
11
Variable rate security.  Rate indicated is the rate effective at February 28, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

12	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
13	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
14	Term loan interests in the Fund's portfolio generally have variable rates. All or a portion of this security represents unsettled loan positions and may not have a stated coupon rate.

plc	Public Limited Company
REIT	Real Estate Investment Trust
LIBOR	London Interbank Offered Rate
WAC	Weighted Average Coupon
EURIBOR	European Interbank Offered Rate
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

See Sector Classification in Other Information section.

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Asset-Backed Securities	$—	$9,581,441	$—	$1,432,691		$11,014,132
Common Stocks	990,938	─	—	432,753	**	1,423,691
Corporate Bonds	—	143,206,931	—	1,039,944		144,246,875
Forward Foreign Currency Exchange Contracts	—	—	105,229	—		105,229
Exchange-Traded Funds	5,002,235	—	—	—		5,002,235
Money Market Fund	1,294,958	—	—	—		1,294,958
Preferred Stocks	3,401,987	—	—	—		3,401,987
Senior Fixed Rate Interests	—	934,250	—	—		934,250
Senior Floating Rate Interests	—	58,406,225	—	9,560,798	**	67,967,023
Total Assets	$10,690,118	$212,128,847	$105,229	$12,466,186		$235,390,380

Investments in Securities (Liabilities)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments	$—	$	─	$—	$465,770	$465,770
Total Liabilities	$—	$	─	$—	$465,770	$465,770

* Other financial instruments include forward foreign currency exchange contracts which are reported as unrealized gain/loss at period end.
** Includes securities with a market value of $0.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, reverse repurchase agreements of $67,041,680 are categorized as Level 2 within the disclosure hierarchy.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at February 28, 2018	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$1,432,691	Yield Analysis	Yield	6.1%-6.8%	6.6%
Common Stocks	431,311	Enterprise Value	Valuation Multiple	7.9x-8.9x	8.1	x
Common Stocks	1,442	Model Price	Liquidation Value	–	–
Corporate Bonds	1,034,292	Option Adjusted Spread	Indicative Quote	–	–
Corporate Bonds	5,652	Yield Analysis	Yield	10.0%	10.0%
Senior Floating Rate Interests	7,702,451	Yield Analysis	Yield	8.0%-11.1%	9.2%
Senior Floating Rate Interests	714,097	Model Price	Market Comparable Yields	5.3%	–
Senior Floating Rate Interests	608,000	Model Price	Purchase Price	–	–
Senior Floating Rate Interests	536,250	Enterprise Value	Valuation Multiple	7.9x	–
Total	$12,466,186
Liabilities:
Unfunded Loan Commitments	$465,770	Model Price	Purchase Price	–	–

Significant changes in an indicative quote, liquidation value, market comparable yield or valuation multiple would generally result in significant changes in the fair value of the security.

Any remaining Level 3 securities held by the Fund and excluded from the tables above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, the Fund had securities with a total value of $2,763,257 transfer into Level 2 from Level 3 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs. Securities with a total value of $34,642 transferred out of Level 2 into Level 3 due to the lack of availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs at the period end. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2018:

	Assets					Liabilites
	Senior Floating Rate Interests	Asset-Backed Securities	Corporate Bonds	Common Stocks	Total	Unfunded Loan Commitments
Beginning Balance	$14,048,028	$855,012	$4,013,632	$1,386,620	$20,303,292	$(671,334)
Purchases/Receipts	3,539,397	1,000,000	167	6,727	4,546,291	506,593
(Sales)/Fundings	(7,509,110)	(60,651)	(3,028,546)	(515,633)	(11,113,940)	(406,474)
Total realized gains or (losses) included in earnings	(202,322)	-	69,998	(1,260,202)	(1,392,526)	234,722
Total change in unrealized gains or (losses) included in earnings	2,115,881	(64,131)	(15,307)	815,241	2,851,684	(88,450)
Transfers into Level 3	34,642	-	-	-	34,642	(40,827)
Transfers out of Level 3	(2,465,718)	(297,539)	-	-	(2,763,257)	-
Ending Balance	$9,560,798	$1,432,691	$1,039,944	$432,753	$12,466,186	$(465,770)
Net Change in unrealized appreciation (depreciation) for investments in securities still held at February 28, 2018	$39,277	$(24,576)	$(22,659)	$(536,319)	$(544,277)	$36,464

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments ("GI"), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Transactions during the period ended February 28, 2018, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 5/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 2/28/18	Shares 2/28/18	Interest and Amortization on Included Income
Common Stock
Aspect Software Parent, Inc.[1,5]	$862,445	$–	$–	$–	$(579,581)	$282,864	57,610	$–
Targus Group International Equity, Inc.[1]	49,647	–	(2,514)	1,166	29,101	77,400	32,060	–
Senior Floating Rate Interests
Aspect Software Parent, Inc. 12.15% (1 Month USD LIBOR + 10.50%) due 05/25/20[4]	1,284,735	–	(24,611)	–	62	1,260,186	1,263,345	113,190
Aspect Software Parent, Inc. 12.10% (1 Month USD LIBOR + 10.50%) due 05/25/18[4,5]	385,000	151,250	–	–	─	536,250	536,250	48,262
Targus Group International Equity, Inc., 15.00% (Prime Rate + 10.50%) due 12/31/19[4]	158,467	8,366	(166,833)	─	─	─	─	9,669
Targus Group International, Inc., 15.00% (Prime Rate + 10.50%) due 05/24/16[2,3,4,5]	─	–	─	─	─	─	383,723	–
	$2,740,294	$159,616	$(193,958)	$1,166	$(550,418)	$2,156,700		$171,121

1	Non-income producing security.
2	Security is in default of interest and/or principal obligations.
3	Payment-in-kind security.
4
Variable rate security.  Rate indicated is the rate effective at February 28, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

5	Security was fair valued by the Valuation Committee at February 28, 2018.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2018

Note 1 – Organization and Significant Accounting Policies
Organization
Guggenheim Credit Allocation Fund (the "Fund") was organized as a Delaware statutory trust on June 7, 2012, and commenced investment operations on June 26, 2013. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Fund's investment objective is to seek total return through a combination of current income and capital appreciation.

Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
 The Board of Trustees of the Fund (the "Board") has adopted policies and procedures for the valuation of the Fund's investments (the "Valuation Procedures"). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the "Valuation Committee"), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund's securities and/or other assets.
Valuations of the Fund's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.
If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.
Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA”, or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.
Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2018

valued at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.
Open-end investment companies ("mutual funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sale price.
Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.
Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, under the direction of the Board, using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security's (or asset's or liability's) "fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.
In connection with derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.
Note 2 – Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes and derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.
Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2018

Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.
The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.
In conjunction with the use short sales and of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund.
The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent pricing services are used to value a majority of the Fund's investments. When values are not available from a pricing service, they may be computed by the Fund's investment adviser or an affiliate.  In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Fund's assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund's assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2018

Note 4 – Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.
Tax positions taken or expected to be taken in the course of preparing the Fund's tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.
At February 28, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Loss
$242,053,571	$5,508,239	$(12,171,430)	$(6,663,191)
Note 5 – Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of February 28, 2018. The Fund is obligated to fund these loan commitments at the borrower's discretion.
The unfunded loan commitments as of February 28, 2018 were as follows:

Borrower	Maturity Date	Face Amount	Value
Acosta, Inc.	09/26/19	$1,022,222	$122,667
Advantage Sales & Marketing, Inc.	07/25/19	1,800,000	64,746
American Stock Transfer & Trust	06/26/18	400,000	3,061
BBB Industries, LLC	11/04/19	785,714	36,121
Bullhorn, Inc.	11/21/22	701,236	10,467
Ceva Logistics Holdings BV (Dutch)	03/19/19	175,148	7,478
Cypress Intermediate Holdings III, Inc.	04/27/22	450,000	46,444
Hillman Group, Inc.	06/28/19	540,000	15,794
Learning Care Group (US), Inc.	05/05/19	500,000	27,766
Lytx, Inc.	08/31/22	157,895	17,780
PowerSchool, Inc.	07/29/21	450,000	32,029
Pro Mach Group, Inc.	10/22/19	650,000	25,771
Severin Acquisition LLC	07/30/21	300,003	28,537
Signode Industrial Group	05/01/19	952,000	–
Signode Industrial Group US, Inc.	05/01/19	448,000	10,201
Wencor Group	06/19/19	553,846	16,908
		$9,886,064	$465,770

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2018

Note 6 – Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:
Restricted Securities	Acquisition Date	Cost	Value
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27	02/05/14	$371,844	$355,569
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22	01/18/14	783,911	107,693
Turbine Engines Securitization Ltd.
2013-1A, 6.37% due 12/15/48	11/27/13	282,514	272,007
		$1,438,269	$735,269

Other Information (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund's registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Credit Allocation Fund

By:          /s/ Brian E. Binder
Brian E. Binder
President and Chief Executive Officer
Date:       4/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Brian E. Binder
                Brian E. Binder
                President and Chief Executive Officer
Date:       4/30/18

By:          /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer
Date:       4/30/18